Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment and Finite-Lived Intangible Assets (Details)	Jun. 30, 2023
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Trade names
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	7 years
Festival rights
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	7 years
Other intangibles
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	15 years